Loans and borrowings - Summary Of Loans And Borrowings (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term loans and borrowings:
Bank loan	₽ 4,064,501	₽ 5,203,692
Total	4,064,501	5,203,692	[1]
Current loans and borrowings:
Bank loan – current portion	1,064,554	962,362
Other loan – principal		270,000
Other loan – interest		1,562
Total	₽ 1,064,554	₽ 1,233,924	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.